CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net revenues
Total net revenues	¥ 29,929,992	¥ 30,225,681	¥ 29,379,510
Costs and expenses
Selling, general and administrative	2,964,759	2,976,351	3,090,495
Total costs and expenses	27,487,123	27,758,136	26,979,648
Operating income	2,442,869	2,467,545	2,399,862
Other income (expense)
Interest and dividend income	232,870	225,495	179,541
Interest expense	(32,217)	(28,078)	(27,586)
Foreign exchange gain (loss), net	(79,020)	12,400	22,664
Unrealized gains (losses) on equity securities	(24,600)	(341,054)
Other income (loss), net	14,705	(50,843)	45,948
Total other income (expense)	111,738	(182,080)	220,567
Income before income taxes and equity in earnings of affiliated companies	2,554,607	2,285,465	2,620,429
Provision for income taxes	683,430	659,944	504,406
Equity in earnings of affiliated companies	271,152	360,066	470,083
Net income	2,142,329	1,985,587	2,586,106
Less - Net income attributable to noncontrolling interests	(66,146)	(102,714)	(92,123)
Net income attributable to Toyota Motor Corporation	¥ 2,076,183	¥ 1,882,873	¥ 2,493,983
Net income attributable to Toyota Motor Corporation per common share
- Basic	¥ 735.61	¥ 650.55	¥ 842.00
- Diluted	¥ 729.50	¥ 645.11	¥ 832.78
Product [Member]
Net revenues
Total net revenues	¥ 27,759,749	¥ 28,105,338	¥ 27,420,276
Costs and expenses
Cost of goods and services sold	23,142,744	23,389,495	22,600,474
Financial Service [Member]
Net revenues
Total net revenues	2,170,243	2,120,343	1,959,234
Costs and expenses
Cost of goods and services sold	¥ 1,379,620	¥ 1,392,290	¥ 1,288,679